Note 14 - Stock-based Compensation - Nonvested Option Awards Activity (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Options granted, shares (in shares)	0	53,500	0	131,200	1,952,000	1,982,500
Options granted, weighted average exercise price (in dollars per share)					$ 2.82	$ 4.48
Options forfeited, weighted average exercise price (in dollars per share)					$ 1.3
Share-Based Payment Arrangement, Option [Member]
Nonvested, shares (in shares)			2,355,750	952,500	952,500	235,000
Nonvest, weighted average exercise price (in dollars per share)			$ 3.11	$ 4.08	$ 4.08	$ 0.64
Nonvested, weighted average grant date fair value (in dollars per share)			$ 1.32	$ 1.51	$ 1.51	$ 0.36
Options granted, shares (in shares)					1,952,000	1,982,500
Options granted, weighted average exercise price (in dollars per share)					$ 2.82	$ 4.48
Granted, weighted average grant date fair value (in dollars per share)					$ 1.36	$ 1.55
Vested, shares (in shares)					(513,750)	(1,265,000)
Vested, weighted average exercise price (in dollars per share)					$ 3.9	$ 4.07
Vested, weighted average grant date fair value (in dollars per share)					$ 1.47	$ 1.35
Forfeited, shares (in shares)					(35,000)
Options forfeited, weighted average exercise price (in dollars per share)					$ 1.3
Forfeited, weighted average grant date fair value (in dollars per share)					$ 0.62
Nonvested, shares (in shares)					2,355,750	952,500
Nonvest, weighted average exercise price (in dollars per share)					$ 3.11	$ 4.08
Nonvested, weighted average grant date fair value (in dollars per share)					$ 1.32	$ 1.51